CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Jun. 29, 2018	Jun. 30, 2017
Operating Activities
Net income	$ 699	$ 543
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of acquisition-related intangibles	117	151
Depreciation and other amortization	142	160
Share-based compensation	82	42
Qualified pension plan contributions	(301)	(589)
Pension income	(135)	(97)
Impairment of goodwill and other assets	0	240
Loss on sales of businesses, net	0	14
Loss on extinguishment of debt	24	0
(Increase) decrease in:
Accounts receivable	(101)	24
Contract assets	(76)	156
Inventories	(19)	(32)
Increase (decrease) in:
Accounts payable	82	18
Contract liabilities	81	(31)
Income taxes	202	111
Other	(46)	(141)
Net cash provided by operating activities	751	569
Investing Activities
Net additions of property, plant and equipment	(136)	(119)
Proceeds from sales of businesses, net	0	1,014
Adjustment to proceeds from sales of businesses, net	(2)	(25)
Other investing activities	(3)	0
Net cash provided by (used in) investing activities	(141)	870
Financing Activities
Net proceeds from borrowings	1,387	85
Repayments of borrowings	(1,658)	(584)
Proceeds from exercises of employee stock options	34	54
Repurchases of common stock	(272)	(710)
Cash dividends	(272)	(262)
Other financing activities	(24)	(21)
Net cash used in financing activities	(805)	(1,438)
Effect of exchange rate changes on cash and cash equivalents	(1)	(4)
Net decrease in cash and cash equivalents	(196)	(3)
Cash and cash equivalents, beginning of year	484	487
Cash and cash equivalents, end of year	$ 288	$ 484